UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period:	11/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 99.73%

Agricultural Chemicals - 0.42%
520	Agrium, Inc.	51,340

Agriculture Production-Livestock & Animal Specialties - 0.51%
1,130	Cal-Maine Foods, Inc.	61,596

Air Transportation - 0.72%
3,510	JetBlue Airways Corp. *	86,837

Apparel & Other Finished Products of Fabric - 4.78%
3,020	Columbia Sportswear Co.	141,427
340	G-III Apparel Group, Ltd.	15,596
5,920	Hanesbrands, Inc.	181,566
2,780	Under Armour, Inc. *	239,692
		578,280
Application Software - 0.45%
715	Manhattan Associates, Inc. *	54,769

Auto Manufacturer - 0.43%
3,590	Ford Motor Co.	51,445

Banks - 0.69%
2,130	Opus Bank	83,879

Beverages - 3.43%
560	Brown Forman, Inc. Class-A	63,577
1,830	Constellation Brands, Inc.	256,676
1,060	Dr. Pepper Snapple Group, Inc.	95,135
		415,388
Biological Products (No Diagnostic Substances) - 4.26%
490	Amgen, Inc.	78,939
590	Biogen Idec, Inc. *	169,247
1,785	Gilead Sciences, Inc.	189,139
970	Osiris Therapeutics, Inc.	9,952
2,400	Repligen Corp. *	68,232
		515,509
Bottled & Canned Soft Drinks Carbonated Waters - 0.30%
235	Monster Beverage Corp. *	36,333

Business Services - 0.98%
1,500	Visa, Inc. Class A	118,515

Cable & Other Pay Television Services - 1.66%
1,765	Walt Disney Co.	200,275

Cigarettes - 1.53%
870	Altria Group, Inc.	50,112
390	British American Tobacco PLC	45,139
1,940	Reynolds American, Inc.	89,725
		184,976
Commodity, Contracts, Brokers and Dealers - 0.47%
2,615	Wisdom Tree Investments	56,876

Dairy Products - 0.96%
2,850	The WhiteWave Foods Company *	115,796

Electromedical & Electrotherapeutic Apparatus - 0.73%
1,170	Medtronic, Inc.	88,148

Electronic Computers - 1.92%
1,965	Apple, Inc.	232,460

Financial Services - 0.63%
4,350	Bank of America Corp	75,821

Fire, Marine & Casualty Insurance - 0.57%
510	Berkshire Hathaway Class B *	68,386

Food & Kindred Products - 1.39%
2,010	Flowers Foods, Inc.	47,275
2,830	The Hain Celestial Group, Inc. *	120,841
		168,116
Footwear - 1.50%
6,000	Sketchers USA, Inc. *	181,200

General Industrial Machinery & Equipment - 0.42%
635	Zebra Technologies Corp. *	50,927

Grain Mill Products - 0.65%
1,130	Post Holdings, Inc. *	78,558

Hospital & Medical Service Plan - 3.18%
1,660	Centene Corp. *	95,865
1,100	Health Net, Inc. *	69,586
980	Molina Healthcare, Inc. *	59,055
1,000	United Health Group, Inc.	112,710
570	WellCare Health Plans, Inc. *	47,014
		384,229
Hotels & Motels - 0.23%
1,485	Isle of Capri Casinos, Inc. *	27,383

Household Appliances - 0.45%
680	Smith A O Com	54,237

Information & Delivery Services - 0.42%
300	FactSet Research Systems, Inc.	50,859

Laboratory Analytical Instruments - 1.04%
685	Illumina, Inc. *	125,972

Loan Brokers - 0.93%
1,100	LendingTree, Inc. *	112,068

Malt Beverages - 1.06%
440	Anheuser-Busch InBev	56,522
335	Boston Beer Co, Inc. *	71,563
		128,085
Measuring & Controlling Devices, NEC - 0.93%
815	Thermo Fisher Scientific, Inc.	112,796

Medical Instruments & Supplies - 1.22%
2,280	Cantel Medical Corp.	147,812

Men's & Boys' Furnishings, Work Clothing - 1.33%
2,480	VF Corp.	160,456

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 0.86%
125	Martin Marietta Materials, Inc.	19,675
820	Vulcan Materials Co.	84,189
		103,864
Miscellaneous Transportation Equipment - 0.93%
1,070	Polaris Industries, Inc.	112,810

Motor Vehicle Parts & Accessories - 0.22%
535	Gentherm, Inc. *	27,199

National Commercial Banks - 0.29%
610	Simmons First National Corporation	35,173

Operative Builders - 0.87%
7,510	TRI Pointe Group, Inc. *	104,765

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.31%
385	Edwards Lifesciences Corp. *	62,755
950	Zimmer Biomet Holding, Inc.	95,960
		158,715
Pharmaceutical Preparations - 20.29%
2,683	Abbvie, Inc.	156,016
1,995	Akorn, Inc. *	66,434
965	Alexion Pharmaceuticals, Inc. *	172,195
325	Allergan Plc. *	102,014
1,040	AMAG Pharmaceuticals, Inc. *	27,685
1,185	Ani Pharmaceuticals, Inc. *	51,927
1,405	Cambrex Corp. *	75,350
2,080	Celgene Corp. *	227,656
1,175	Depomed, Inc. *	22,842
690	Eli Lilly & Co.	56,608
1,525	Emergent BioSolutions, Inc.	57,447
1,130	Horizon Pharma, Inc. *	24,329
2,620	Impax Laboratories, Inc. *	115,437
1,860	INSYS Therapeutics, Inc. *	59,260
790	Jazz Pharmaceuticals Plc. (Ireland) *	115,806
1,700	Lannett Co., Inc. *	62,832
845	Mallinckrodt Plc. (Ireland) *	57,384
765	Medivation, Inc. *	32,344
2,140	Mylan, Inc. *	109,782
2,535	Novo-Nordisk A/S ADR (Denmark)	139,349
6,325	Opko Health, Inc. *	69,196
290	Perrigo Co.	43,323
540	Regereron Pharmaceuticals, Inc. *	294,030
120	Shire Plc.	25,003
2,940	Sucampo Pharmaceuticals, Inc. Class A *	50,421
240	Taro Pharmaceutical Industries Ltd. (Israel) *	34,759
525	United Therapeutics Corp. *	80,131
225	Valeant Pharmaceuticals International, Inc. *	20,241
800	Vertex Pharmaceuticals, Inc. *	103,488
		2,453,287
Railroads, Line-Haul Operating - 0.50%
725	Union Pacific Corp.	60,864

Refrigeration & Service Industry Machine - 1.02%
1,125	Middleby Corp.	123,795

Restaurants - 0.22%
45	Chipotle Mexican Grill, Inc. *	26,080

Retail Stores - 2.54%
390	Amazon.com, Inc. *	259,272
640	Dollar Tree, Inc. *	48,294
		307,566
Retail-Building Materials, Hardware, Garden Supply - 0.68%
300	Sherwin Williams Co.	82,821

Retail-Drug Stores & Proprietary Stores - 2.91%
1,040	CVS Health Corp.	97,854
2,680	Diplomat Pharmacy, Inc. *	94,148
1,905	Walgreens Boot Alliance, Inc.	160,077
		352,079
Retail-Eating Places - 1.01%
265	Buffalo Wild Wings, Inc. *	42,464
1,380	Papa John's International Inc.	79,322
		121,786
Rubber & Plastics Footwear - 1.90%
1,740	Nike, Inc. Class B	230,167

Savings Institution, Federally Chartered - 0.31%
1,880	Bofi Holding, Inc. *	37,656

Security Brokers, Dealers, & Flotation Companies - 0.90%
2,520	Interactive Brokers Group, Inc.	109,267

Services-Business Services, NEC - 1.69%
321	Alliance Data Systems Corp. *	92,079
1,855	HealthEquity, Inc. *	61,215
525	MasterCard, Inc.	51,408
		204,702
Services-Commercial Physical & Biological Research - 1.16%
1,045	Albany Molecular Research, Inc.	20,816
1,800	INC Research Holdings, Inc. *	85,140
300	Incyte Corp. *	34,272
		140,228
Services-Computer Integrated Systems Design - 0.68%
1,385	Cerner Corp. *	82,546

Services-Computer Programming, Data Processing, Etc - 3.03%
2,560	Facebook, Inc. *	266,854
130	Alphabet, Inc. *	99,171
		366,025
Services-Consumer Credit Reporting, Collection Agencies - 0.31%
365	Moody's Corp.	37,639

Services-Medical Laboratories - 0.45%
450	Laboratory Corp. of America Holdings *	54,693

Services-Misc Amusement & Recreation - 0.46%
1,080	Six Flags Entertainment Corp.	56,052

Services-Misc Health & allied Sercives, Nec - 0.55%
900	Icon, PLC *	66,897

Services-Prepackaged Software - 3.64%
1,050	Adobe Systems, Inc. *	96,033
1,705	Medidata Solutions, Inc. *	78,140
1,430	Microsoft Corp.	77,721
635	Mobileye N.V. (Israel) *	27,686
1,320	Paycom Software, Inc. *	57,552
830	Salesforce.com, Inc. *	66,143
185	The Ultimate Software Group, Inc. *	36,538
		439,812
Services-Racing, Including Track Operation - 1.13%
930	Churchill Downs, Inc.	136,664

Services-Video Tape Rental - 1.78%
1,750	Netflix, Inc. *	215,828

Specialty Eateries - 0.29%
575	Starbucks Corp.	35,299

State Commercial Banks - 1.33%
2,070	Bank of the Ozarks, Inc.	112,360
890	Eagle Bancorp, Inc. *	48,621
		160,980
Surety Insurance - 0.42%
2,035	Essent Group, LTD *	50,305

Surgical & Medical Instruments & Apparatus - 3.53%
1,210	ABIOMED, Inc.	98,700
585	Becton, Dickinson & Co. *	87,896
830	DexCom, Inc.	70,567
740	ICU Medical, Inc. *	83,946
2,660	MiMedx Group, Inc.	23,834
1,190	NuVasive, Inc.	62,047
		426,989
Telephone Communications (No Radio Telephone) - 0.79%
1,875	Level 3 Communications, Inc. *	95,306

Water, Sewer, Pipeline, Comm and Power Line Construction - 0.30%
410	Dycom Industries, Inc. *	35,826

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.93%
3,970	Aceto Corp.	111,994

Wholesale-Groceries & Related Products - 0.30%
335	Domino's Pizza, Inc.	36,002

TOTAL FOR COMMON STOCKS (Cost $10,609,521) - 99.73%		$ 12,061,007

TOTAL INVESTMENTS (Cost $10,609,521) - 99.73% ***		$ 12,061,007

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.27%		33,040

NET ASSETS - 100.00%		$ 12,094,047

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2015.

*** At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,609,521 amounted to $1,451,486, which consisted of aggregate gross unrealized appreciation of $1,924,044 and aggregate gross unrealized depreciation of $472,558.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS
At November 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,609,521 amounted to $1,451,486, which consisted of aggregate gross unrealized appreciation of $1,924,044 and aggregate gross unrealized depreciation of $472,558.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,061,007	$0	$0	$12,061,007
Total	$12,061,007	$0	$0	$12,061,007

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/22/2016